1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of Inventory
	September 30, 2018	June 30, 2018
Raw Materials	$530,079	$500,908
Work-In-Progress	371,282	434,536
Finished Goods	212,257	208,624
Total Inventories	$1,113,618	$1,144,068

	2018	2017
Raw material	$500,908	$501,346
Work-in-progress	434,536	388,614
Finished goods	208,624	165,487
	$1,144,068	$1,055,447

Estimated Useful Lives of Property and Equipment
Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Percent schedule of entity wide revenues
	2018	2017
Customer A	16%	5%
Customer B	14	10
Customer C	8	10
Customer D	4	11
All Others	58	64
	100%	100%

Schedule of earnings per share
	Three Months Ended September 30,
	2018	2017
Net Income (Loss) – Basic and Diluted	$(299,285)	$(28,785)

Basic and Diluted Weighted Average Shares Outstanding	10,261,269	9,108,423

Loss Per Share
Basic	$(0.03)	$(0.00)
Diluted	$(0.03)	$(0.00)

	Year Ended June 30
	2018	2017
Net Loss– Basic and Diluted	$(351,390)	$(1,006,457)

Basic Weighted Average Shares Outstanding	9,826,151	8,343,235
Potentially Dilutive Securities	–	–
Diluted Weighted Average Shares Outstanding	9,826,151	8,343,235

Loss Per Share
Basic	$(0.04)	$(0.12)
Diluted	$(0.04)	$(0.12)

Warranty reserve activity
	2018	2017
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	6,109	14,842
Warranty claims incurred	(6,109)	(14,842)
Balance at end of period	$25,000	$25,000